Long-Term Debt (Tables)	9 Months Ended
Sep. 30, 2017
Debt Disclosure [Abstract]
Summary of Long-Term Debt

	As at	As at
	September 30, 2017	December 31, 2016
	$	$
Revolving Credit Facilities due through 2021	321,330	466,195
Term Loans due through 2021	330,903	475,466
Total principal	652,233	941,661
Less: unamortized discount and debt issuance costs	(6,328)	(8,645)
Total debt	645,905	933,016
Less: current portion	(159,087)	(171,019)
Non-current portion of long-term debt	486,818	761,997